UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22395

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

(Exact Name of Registrant as Specified in its Charter)

1233 Haddonfield – Berlin Road, Suite #7
Voorhees, NJ 08043

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (856) 210-6779

Peter C. Zeuli
Philadelphia Investment Partners, LLC
1233 Haddonfield – Berlin Road, Suite #7
Voorhees, NJ 08043

(Name and Address of Agent for Service)

Copy to:

Terrance James Reilly, Esq.
Montgomery, McCracken, Walker & Rhoads, LLP
123 South Broad Street
Avenue of the Arts
Philadelphia, PA  19109

Registrant's telephone number, including area code: (856) 210-6779

Date of fiscal year end: March 31

Date of reporting period: June 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Philadelphia Investment Partners New Generation Fund
Schedule of Investments
June 30, 2013 (Unaudited)

Shares		Value

COMMON STOCK - 83.89%

Apparel Stores - 2.14%
2,500	Ann, Inc. *	$ 83,000
3,500	Ann, Inc. (*) (***)	116,200
		199,200
Application Software - 2.23%
2,000	Microsoft Corp.	69,090
4,000	Microsoft Corp. ***	138,180
		207,270
Biotechnology - 2.68%
1,700	Alexion Pharmaceuticals, Inc. *	156,808
1,000	Alexion Pharmaceuticals, Inc. (*) (***)	92,240
		249,048
Broadcasting-Radio - 2.70%
75,000	Sirius XM Radio, Inc. ***	251,250

Business Services - 2.21%
4,500	The Western Union Co.	76,995
7,500	The Western Union Co. ***	128,325
		205,320
CATV Systems - 3.63%
1,500	Time Warner Cable, Inc.	168,720
1,500	Time Warner Cable, Inc. ***	168,720
		337,440
Catalog & Mail Order Houses - 2.39%
800	Amazon.com, Inc. (*) (***)	222,152

Chemicals - Major Diversified - 1.97%
1,500	E. I. du Pont de Nemours and Co.	78,750
2,000	E. I. du Pont de Nemours and Co. ***	105,000
		183,750
Cigarettes - 1.86%
250	Philip Morris International, Inc.	21,655
1,750	Philip Morris International, Inc. ***	151,585
		173,240
Copper - 2.06%
3,350	Freeport-McMoRan Copper & Gold, Inc.	92,494
3,600	Freeport-McMoRan Copper & Gold, Inc. ***	99,396
		191,890
Department Stores - 2.02%
1,250	The TJX Companies, Inc.	62,575
2,500	The TJX Companies, Inc. ***	125,150
		187,725
Diversified Computer Systems - 1.75%
370	International Business Machines Corp.	70,711
480	International Business Machines Corp. ***	91,733
		162,444
Diversified Investments - 2.60%
1,140	The Goldman Sachs Group, Inc.	172,425
460	The Goldman Sachs Group, Inc. ***	69,575
		242,000
Farm & Construction Machinery - 2.22%
1,350	Caterpillar, Inc.	111,361
1,150	Caterpillar, Inc. ***	94,864
		206,225
Farm Machinery & Equipment - 2.35%
2,250	Joy Global, Inc.	109,192
2,250	Joy Global, Inc. ***	109,193
		218,385
Food - Major Diversified - 1.38%
2,000	Annies, Inc. *	85,480
1,000	Annies, Inc. (*) (***)	42,740
		128,220
General Entertainment - 3.11%
55	Priceline.com, Inc. *	45,467
295	Priceline.com, Inc. (*) (***)	243,868
		289,335
Internet Information Providers - 2.84%
50	Google Inc. Class A (*)	44,018
250	Google Inc. Class A (*) (***)	220,093
		264,111
Investment Brokerage-National - 2.35%
5,500	TD Ameritrade Holding Corp.	133,595
3,500	TD Ameritrade Holding Corp. ***	85,015
		218,610
Major Integrated Oil & Gas - 2.23%
750	Chevron Corp.	88,755
1,000	Chevron Corp. ***	118,340
		207,095
Management Services - 2.13%
900	Accenture PLC Class A (Ireland)	64,764
1,850	Accenture PLC Class A (Ireland) ***	133,126
		197,890
Money Center Banks - 4.87%
2,000	JP Morgan Chase & Co.	105,580
3,000	JP Morgan Chase & Co. ***	158,370
1,250	Royal Bank of Canada	72,887
2,000	Royal Bank of Canada ***	116,620
		453,457
Mortgage Investment - 1.78%
10,000	Invesco Mortgage Capital, Inc.	165,600

Networking & Communication Devices - 3.92%
13,000	Cisco Systems, Inc.	316,355
2,000	Cisco Systems, Inc. ***	48,670
		365,025
Oil & Gas Refining & Marketing. - 2.30%
1,000	HollyFrontier Corp.	42,780
4,000	HollyFrontier Corp. ***	171,120
		213,900
Personal Computers - 1.49%
200	Apple, Inc.	79,305
150	Apple, Inc. ***	59,480
		138,785
Processed & Packaged Goods - 3.23%
3,000	Green Mountain Coffee Roasters, Inc. *	225,654
1,000	Green Mountain Coffee Roasters, Inc. (*) (***)	75,218
		300,872
Property & Casualty Insurance - 1.92%
2,000	Ace, Ltd.	178,960

Restaurants - 2.39%
1,250	Mcdonald's Corp.	123,750
1,000	Mcdonald's Corp.	99,000
		222,750
Semiconductor-Broad Line - 1.81%
4,500	Avago Technologies, Ltd.	168,210

Semiconductor-Specialized - 1.87%
10,000	Cirrus Logic, Inc.	173,600

Shipping - 5.13%
26,650	Ship Finance International Ltd.	276,766
8,000	Ship Finance International Ltd. ***	118,720
27,500	DryShips, Inc.	51,425
4,000	Nordic American Tankers, Ltd.	30,280
		477,191
Specialty Eateries - 2.46%
500	Starbucks Corp.	32,755
3,000	Starbucks Corp. ***	196,530
		229,285
Telecom Services-Domestic - 1.90%
1,675	CenturyLink, Inc.	59,211
3,325	CenturyLink, Inc. ***	117,539
		176,750

TOTAL FOR COMMON STOCK (Cost $6,907,027) - 83.89%		$ 7,806,985

EXCHANGE TRADED FUNDS - 15.95%
500	iPath MSCI India Index ETN *	26,760
2,500	iPath MSCI India Index ETN (*) (***)	133,800
8,000	IQ Global Agribusiness Small Cap	205,920
4,500	iShares FTSE China 25 Index Fund	146,340
2,025	iShares MSCI Brazil Index	88,816
1,475	iShares MSCI Brazil Index ***	64,694
5,000	iShares MSCI Germany Index	123,500
3,000	iShares MSCI Germany Index ***	74,100
7,000	iShares MSCI Hong Kong Index	128,275
3,000	iShares MSCI Hong Kong Index ***	54,975
10,000	iShares MSCI Japan Index	112,200
500	Market Vectors TR Russia ETF ***	12,590
6,000	Market Vectors TR Russia ETF ***	151,080
500	SPDR Gold Shares *	59,555
850	SPDR Gold Shares (*) (***)	101,244

TOTAL EXCHANGE TRADED FUNDS (Cost $1,598,688) - 15.95%		1,483,849

REAL ESTATE INVESTMENT TRUSTS - 1.04%
8,000	New Residential Investment Corp.	53,920
8,250	Newcastle Investment Corp.	43,148

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $93,813) - 1.04%		97,068

LIMITED PARTNERSHIPS - 2.72%
6,650	Blackstone Group L.P.	140,049
5,350	Blackstone Group L.P. ***	112,671

TOTAL FOR LIMITED PARTNERSHIPS (Cost $200,049) - 2.72%		252,720

PUT OPTIONS - 1.00% *

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Put
	Accenture plc
1,000	July 2013 Put @ $85.00	250

	Ann, Inc.
3500	July 2013 Put @ $30.00	315

	iShares MSCI Brazil Index
4,000	July 2013 Put @ $45.00	7,440

	Freeport-McMoRan Copper & Gold, Inc.
4,000	July 2013 Put @ $28.00	4,760

	iShares China Large-Cap
2,500	July 2013 Put @ $33.00	2,600

	SPDR Gold Shares
1,000	July 2013 Put @ $114.00	1,680

	Avago Technologies, Ltd.
3,000	July 2013 Put @ $35.00	750

	Green Mountain Coffee Roasters, Inc.
2,000	July 2013 Put @ $75.00	5,700

	Google, Inc.
200	July 2013 Put @ $835.00	1,814

	The Goldman Sachs Group, Inc.
1,000	July 2013 Put @ $155.00	5,950

	Annie's, Inc.
1,500	July 2013 Put @ $35.00	150

	HollyFrontier Corp.
2,500	July 2013 Put @ $42.50	3,375

	International Business Machines Corp.
500	July 2013 Put @ $195.00	3,475

	The Blackstone Group L.P.
6,000	July 2013 Put @ $20.00	1,860

	Accenture plc
1,500	July 2013 Put @ $77.50	8,670

	Caterpillar, Inc.
1,500	July 2013 Put @ $80.00	1,065

	Apple, Inc.
200	July 2013 Put @ $410.00	3,520

	Invesco Mortgage Capital, Inc.
5,000	July 2013 Put @ $18.00	7,000

	Joy Gobal, Inc.
2,500	July 2013 Put @ $50.00	5,525

	Cirrus Logic, Inc.
5,000	July 2013 Put @ $17.00	2,900

	JPMorgan Chase & Co.
2,500	July 2013 Put @ $52.50	2,900

	McDonald's Corp.
1,500	July 2013 Put @ $95.00	375

	Cisco Systems, Inc.
7,500	July 2013 Put @ $23.00	900

	Microsoft Corp.
3,000	July 2013 Put @ $33.00	690

	Alexion Pharmaceuticals, Inc.
1,500	July 2013 Put @ $85.00	2,100

	Priceline.com, Inc.
200	July 2013 Put @ $780.00	516

	Philip Morris International, Inc.
1,500	July 2013 Put @ $87.50	2,955

	CentryLink, Inc.
2,500	July 2013 Put @ $35.00	925

	Market Vectors Russia ETF
3,500	July 2013 Put @ $25.00	2,450

	Royal Bank of Canada
800	July 2013 Put @ $65.00	80

	Royal Bank of Canada
1,500	July 2013 Put @ $55.00	300

	Starbucks Corp.
4,000	July 2013 Put @ $62.50	1,240

	Chevron Corp.
1,000	July 2013 Put @ $115.00	820

	The TJX Companies, Inc.
2,000	July 2013 Put @ $47.50	400

	E.I du Pont de Nemours & Co.
2,000	July 2013 Put @ $50.00	480

	Time Warner Cable, Inc.
1,500	July 2013 Put @ $105.00	1,875

	TD Ameritrade Holding Corp.
2,000	July 2013 Put @ $23.00	300

	The Western Union Co.
6,000	July 2013 Put @ $16.00	450

	iShares MSCI Germany Index
4,000	July 2013 Put @ $25.00	2,400

	iShares MSCI Hong Kong Index
6,000	July 2013 Put @ $18.00	1,500

	Amazon.com, Inc.
400	July 2013 Put @ $265.00	764

	Total (Premiums Paid $73,715) - 1.00%	93,219

CALL OPTIONS - 0.23% *

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Call
	iShares MSCI Switzerland Capped Index
3,500	July 2013 Call @ $31.00	350

	Freeport-McMoRan Copper & Gold, Inc.
10,000	July 2013 Call @ $28.00	10,400

	iShares Core S&P Small-Cap ETF
1,500	July 2013 Call @ $96.00	225

	iShares S&P SmallCap 600 Growth
1,000	July 2013 Call @ $100.00	375

	iShares S&P 500 Value Index
2,000	July 2013 Call @ $80.00	300

	iShares S&P 500 Growth Index
1,600	July 2013 Call @ $90.00	1,520

	CenturyLink, Inc.
1,500	July 2013 Call @ $33.00	3,675

	Schwab Emerging Markets Equity ETF
4,000	July 2013 Call @ $25.00	600

	E.I. du Pont de Nemours & Co.
1,000	July 2013 Call @ $52.50	1,000

	Time Warner Cable, Inc.
1,000	July 2013 Call @ $120.00	1,400

	Vanguard Small Cap ETF
1,500	July 2013 Call @ $88.00	225

	Vanguard FTSE Europe ETF
2,500	July 2013 Call @ $55.00	375

	iShares MSCI Germany Index
1,000	July 2013 Call @ $27.00	50

	Financial Select Sector SPDR
5,000	July 2013 Call @ $21.00	100

	Industrial Select Sector SPDR
2,500	July 2013 Call @ $46.00	50

	Technology Select Sector SPDR
3,000	July 2013 Call @ $33.00	30

	Consumer Staples Select Sector SPDR
2,000	July 2013 Call @ $43.00	20

	Consumer Discret Select Sector SPDR
2,000	July 2013 Call @ $60.00	60

	Zagg, Inc.
10,000	July 2013 Call @ $8.00	1,000

	Total (Premiums Paid $31,405) - 0.23%	21,755

SHORT TERM INVESTMENTS - 4.31%
401,053	Invesco Stit Liquid Assets Portfolio Private Class #1915 0.02% ** (Cost $401,053)	401,053

TOTAL INVESTMENTS (Cost $9,305,750) - 109.14%		$ 10,156,649

LIABILITIES IN EXCESS OF OTHER ASSETS - (9.14%)		(850,838)

NET ASSETS - 100.00%		$ 9,305,811

* Represents non-income producing security during the period.
** Variable Rate Security, the coupon rate shown represents the annualized yield that was in effect at June 30, 2013.
*** Securities held as collateral for securities sold short and written options at June 30, 2013.
ADR - American Depositary Receipt

Philadelphia Investment Partners New Generation Fund
Schedule of Sold Short
June 30, 2013 (Unaudited)

EXCHANGE TRADED FUNDS *
3,000	Consumer Discret Select Sector SPDR	169,200
4,000	Consumer Staples Select Sector SPDR	158,680
4,500	Industrial Select Sector SPDR	191,880
7,000	iShares MSCI Switzerland Index	200,550
3,100	iShares S&P 500 Growth Index	260,431
3,500	iShares S&P 500 Value Index	265,195
2,000	iShares S&P SmallCap 600 Growth	193,700
2,350	iShares S&P Small Cap 600 Index	212,228
11,000	SPDR Financial Select Sector	213,895
9,626	Schwab Emerging Markets Equity	224,767
6,500	Technology Select Sector	198,803
4,720	Vanguard MSCI European	227,174
30	Vanguard MSCI European ***	1,444
2,500	Vanguard SmallCap Value	209,250

TOTAL EXCHANGE TRADED FUNDS (Cost $2,341,358)		2,727,197

* Represents Non-Income Producing Security.

	Philadelphia Investment Partners New Generation Fund
	Schedule of Options Written
	June 30, 2013 (Unaudited)

PUT OPTIONS WRITTEN *

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Put

	iShares MSCI Switzerland Capped Index
3,500	July 2013 Put @ $27.00	613

	Ann, Inc.
3,500	July 2013 Put @ $29.00	350

	iShares MSCI Brazil Capped
4,000	July 2013 Put @ $43.00	3,800

	Freeport-McMoRan Copper & Gold, Inc.
4,000	July 2013 Put @ $27.00	2,760

	Apple, Inc.
200	July 2013 Put @ $390.00	1,360

	iShare China Large-Cap
2,500	July 2013 Put @ $31.00	875

	Avago Technologies, Ltd.
3,000	July 2013 Put @ $32.50	300

	SPDR Gold Shares
1,500	July 2013 Put @ $110.00	1,380

	Green Mountain Coffee Roasters, Inc.
2,500	July 2013 Put @ $72.50	4,625

	Accenture Plc
1,500	July 2013 Put @ $72.50	3,000

	Google, Inc.
200	July 2013 Put @ $800.00	704

	The Goldman Sachs Group, Inc.
1,000	July 2013 Put @ $150.00	3,450

	HollyFrontier Corp.
2,500	July 2013 Put @ $41.50	2,025

	The Blackstone Group L.P.
6,000	July 2013 Put @ $19.00	840

	International Business Machines Corp.
500	July 2013 Put @ $185.00	1,385

	iShares Core S&P Small-Cap ETF
1,500	July 2013 Put @ $82.00	188

	Caterpillar, Inc.
1,500	July 2013 Put @ $77.50	420

	iShares S&P 500 Value Index
2,000	July 2013 Put @ $70.00	600

	Invesco Mortgage Capital, Inc.
5,000	July 2013 Put @ $17.00	3,500

	iShares S&P 500 Growth Index
1,600	July 2013 Put @ $78.00	320

	Cirrus Logic, Inc.
5,000	July 2013 Put @ $16.00	1,300

	JPMorgan Chase & Co.
2,500	July 2013 Put @ $50.00	900

	Alexion Pharmaceuticals, Inc.
1,500	July 2013 Put @ $80.00	600

	Cisco Systems, Inc.
7,500	July 2013 Put @ $22.00	375

	McDonald's Corp.
1,500	July 2013 Put @ $92.50	165

	Microsoft Corp.
3,000	July 2013 Put @ $31.00	150

	Priceline.com, Inc.
200	July 2013 Put @ $735.00	86

	CenturyLink, Inc.
2,500	July 2013 Put @ $33.00	250

	Philip Morris International, Inc.
1,500	July 2013 Put @ $82.50	540

	Market Vectors Russia ETF
3,500	July 2013 Put @ $23.00	612

	Chevron Corp.
1,000	July 2013 Put @ $110.00	230

	Starbucks Corp.
4,000	July 2013 Put @ $60.00	400

	TD Ameritrade Holding Corp.
2,000	July 2013 Put @ $21.00	200

	Ship Finance International, Ltd.
2,500	July 2013 Put @ $15.00	2,000

	E.I. du Pont de Nemours & Co.
2,000	July 2013 Put @ $47.00	150

	The TJX Companies, Inc.
2,000	July 2013 Put @ $45.00	200

	Time Warner Cable, Inc.
1,500	July 2013 Put @ $100.00	690

	Ace, Ltd.
1,000	July 2013 Put @ $80.00	100

	Vanguard FTSE Europe ETF
2,500	July 2013 Put @ $47.00	1,250

	iShares MSCI Germany Index
4,000	July 2013 Put @ $24.00	1,000

	Financial Select Sector SPDR
5,000	July 2013 Put @ $18.00	350

	Amazon.com, Inc.
400	July 2013 Put @ $255.00	296

	Technology Select Sector SPDR
3,000	July 2013 Put @ $29.00	255

	Consumer Staples Select Sector SPDR
2,000	July 2013 Put @ $37.00	120

	Consumer Discret Select Sector SPDR
2,000	July 2013 Put @ $51.00	100

	Total (Premiums Received - $34,148)	$ 44,814

CALL OPTIONS WRITTEN *

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Calls
	Green Mountain Coffee Roasters, Inc.
2,000	July 2013 Calls @ $85.00	940

	Google, Inc.
200	July 2013 Calls @ $975.00	356

	Annie's, Inc.
1,000	July 2013 Calls @ $975.00	500

	Alexion Pharmaceuticals, Inc.
1,300	July 2013 Calls @ $110.00	1,690

	CenturyLink, Inc.
4,000	July 2013 Calls @ $110.00	200

	Apple, Inc.
200	July 2013 Calls @ $440.00	116

	Time Warner Cable, Inc.
2,000	July 2013 Calls @ $115.00	6,600

	Total (Premiums Received - $6,325)	$ 10,402

	TOTAL WRITTEN OPTIONS (Premium Received - $40,473)	$ 55,216

* Represents Non-Income Producing Security.

NOTES TO FINANCIAL STATEMENTS
Philadelphia Investment Partners New Generation Fund
1. SECURITY TRANSACTIONS

At June 30, 2013 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $9,305,750 amounted to $452,064 which consisted of aggregate gross unrealized appreciation of $1,392,848 and aggregate gross unrealized depreciation of $940,784.

2. SECURITY VALUATION

Common and Preferred Stocks.  Stocks represent shares of ownership in a company.  Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated.  After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow.  Increases and decreases in earnings are usually reflected in a company’s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.  While most preferred stocks pay a dividend, the Fund purchases preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend.  Such investments would be made primarily for their capital appreciation potential.

ETF.  The Fund invests in shares of ETFs, which typically are designed to provide investment results corresponding to a securities (or commodities) index.  These may include Standard & Poor’s Depositary Receipts (“SPDRs”), DIAMONDS, Nasdaq-100 Index Tracking Stock (also referred to as “Nasdaq-100 Shares”) and iShares exchange-traded Fund (“iShares”), such as iShares Russell 2000 Growth Index Fund.  ETFs usually are units of beneficial interest in an investment trust or represent undivided ownership interests in a portfolio of securities, in each case with respect to a portfolio of all or substantially all of the component securities of, and in substantially the same weighting as, the relevant benchmark index.  The benchmark indices of SPDRs, DIAMONDS and Nasdaq-100 Shares are the Standard & Poor’s 500 Stock Index, the Dow Jones Industrial Average and the Nasdaq-100 Index, respectively.  The benchmark index for iShares varies, generally corresponding to the name of the particular iShares fund.  ETFs are designed to provide investment results that generally correspond to the price and yield performance of the component securities (or commodities) of the benchmark index.

ETFs are listed on an exchange and trade in the secondary market on a per-share basis.

Valuation Input of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$7,806,985	$0	$0	$7,806,985
Exchange Traded Funds	$1,483,849	$0	$0	$1,483,849
Real Estate Investment Trusts	$97,068	$0	$0	$97,068
Limited Partnership	$252,720	$0	$0	$252,720
Options	$114,974	$0	$0	$114,974
Cash Equivalents	$401,053	$0	$0	$401,053
Total	$10,156,649	$0	$0	$10,156,649

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

By: /s/  PETER C. ZEULI

Name:  Peter C. Zeuli

Title:    Trustee, Chief Executive Officer and Chief Financial Officer

Date August 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/  PETER C. ZEULI

Name:  Peter C. Zeuli

Title:    Trustee, Chief Executive Officer and Chief Financial Officer

Date August 22, 2013

* Print the name and title of each signing officer under his or her signature.